Overview:	12 Months Ended
Dec. 31, 2020
Overview:
Overview:

Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR or the Company) is a Mexican company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. ASUR and its subsidiaries are collectively referred to as "the Company", "ASUR" or "the Group".

The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V. In addition, Aeropuerto de Cancún, S. A. de C. V. (Cancún Airport) has a more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products.

In June 1998, the Mexican Department of Communications and Transportation (SCT by its Spanish initials) granted to the Company’s subsidiaries concessions to administer, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. The term of the concessions may be extended by the parties under certain circumstances, in accordance with Article 15 of the Airports Law that establishes, among other things: 1) it had fulfilled the conditions set out in the respective title; 2) if requested before the five years of the concession’s validity begun, and 3) accept the new conditions.

Notwithstanding the Company’s rights to administer, operate, exploit, develop and, if applicable, build the nine airports pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. Upon expiration of the Company’s concessions, these assets, including any improvements made during the term of the concessions, automatically revert to the Mexican federal government.

Through its subsidiary Cancún Airport, the Company holds 60% of the shares of Aerostar Airport Holding, LLC (Aerostar), which operates and manages Aeropuerto Internacional Luis Muñoz Marín (LMM Airport) in San Juan, Puerto Rico, and 100% of the shares of Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), domiciled in the city of Medellín, Colombia, which operates and administers, through a single concession (contract 8000011-OK), the following six Airports: Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal.

As of December 31, 2019, the Company's outstanding capital stock was held by the investing public (66.54)%, and placed in New York (NYSE) and Mexico (BMV), Inversiones and Airport Techniques, SAPI de C.V. (ITA) (7.65)%, CHPAF Holdings, S.A.P.I de C. V. (13.51)%, and Inversiones Productivas Kierke, S. A. de C. V. (12.31)%.

As of December 31, 2020, the Company’s outstanding capital stock was held by the investing public (65.57)% and placed in New York (NYSE) and Mexico (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65)%, CHPAF Holdings, S.A.P.I de C. V. (up to December 3, 2018, Servicios Estrategia Patrimonial, S. A. de C. V. and Agrupación Aeroportuaria Internacional III, S. A. de C. V.) (14.47)%, and Inversiones Productivas Kierke, S. A. de C. V. (12.31)%.

Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

Significant events – COVID-19 effects

On March 11, 2020, the World Health Organization (WHO) designated the COVID-19 outbreak, which began in December 2019, a global pandemic. Governments responded to COVID-19 in many ways, including the placement of restrictions on commercial activities and social interaction, among others. These measures had significant effects on the Company’s airports. The number of airline passengers, both nationwide and worldwide, has decreased as a result of travel restrictions and temporary closure of terminals, which has had an impact on the Company’s aeronautical and non-aeronautical activities. Since the COVID-19 pandemic was declared a world health emergency, the Company’s daily operations have been affected by the social distancing and lockdown measures imposed by government and regulatory authorities. Among the effects COVID-19 has had on the services provided by the Company, we highlight the following:

a.Mexico - Due to a significant decline in passenger traffic during the year, and to optimize resources, Cancún Airport Terminal 2 closed on April 11, 2020 and reopened on July 14, 2020 and Cancún Airport Terminal 3 closed on April 18, 2020 and reopened on October 27, 2020. In 2020, the Company’s passenger traffic in Mexico saw a total reduction of 51.6% compared to the prior year.

b.Colombia - International flights, including connecting flights in Colombia, were suspended by the Colombian government from March 23, 2020 to September 21, 2020, with certain exceptions for humanitarian emergencies, transportation of cargo and goods. Further, domestic flights were suspended from March 25, 2020 to September 1, 2020. Starting in September, 2020, commercial flights were gradually reestablished, this situation affected the operations of our subsidiary Airplan, which remained temporarily closed in that period because of this government restriction. Airplan's passenger traffic dropped 65% in 2020 compared to the prior year.

c.Puerto Rico - The United States Federal Aviation Administration (FAA) accepted a request from the Governor of Puerto Rico that all flights bound to Puerto Rico and at LMM Airport, which is operated by Aerostar, and that all passengers be screened by representatives of the Puerto Rico Department of Health. Accordingly, LMM Airport remained open and operating throughout 2020, albeit with substantially reduced flight and passenger volumes. Aerostar's passenger traffic suffered a 48.7% drop in 2020, compared to the prior year.

d.The Company has established protocols to preserve the health and safety protocols of passengers and essential operational staff in the airports it operates. Also, the Company has supplied protection equipment for the staff working on-site and has followed disinfection practices in accordance with the guidelines provided by local health authorities. In addition, the Company has implemented a home working policy for the staff, whenever possible.

Below are the main impacts of COVID-19 on the Company's Consolidated Financial Statements for the fiscal year ended on December 31, 2020:

e.Accounts receivable – The Company entered into new agreements with several airline and commercial clients  in Mexico and Colombia to extend the payment term of accounts receivable, which were guaranteed by promissory notes that were signed at the beginning of the agreement. These notes have a maturity period no longer than a year, at an interest rate of the Federal Treasury Certificates (Cetes) plus 7 points for 1.5 years, in the case of Mexico, and of Fixed Term Deposits (DTF) plus 4 points, in the case of Colombia. As of December 31, 2020, the balances of these notes receivable signed in Mexico and Colombia amount to Ps.185,140 and Ps.60,617, respectively. Due to their nature, they are recognized within the accounts receivable line as they are services provided by the Company arising from its usual business with clients, which were exchanged in consideration of a guarantee of collection or promissory note at the execution of the agreement. (See Note 6.2).

f.Impairment of accounts receivable - According to the Company's assessment on clients, the consolidated impairment allowance of accounts receivable increased by Ps.154,417 over 2019. In Mexico, Aerostar and Airplan, the Company recorded increases in allowances for bad debts amounting to Ps.70,470, Ps.50,842, and Ps.33,105, respectively, in fiscal year 2020, owing to the impact of COVID-19. (See Note 6.3).

g.Mexican concession - On August 19, 2020, the Ministry of Communication and Transportation (SCT), through the Civil Aviation Federal Agency (AFAC) accepted the Company's request to delay (defer) certain investments amounting to Ps.2,292,355 that were scheduled for 2020 to be realized in 2021. This deferral does not modify to our quinquennial Master Development Program, which we plan to achieve according to the stipulated amount and established five-year period. This was a one-off concession without any additional cost, due to the COVID-19 contingency affecting the production and construction industries, which prevented works to continue and new contracts to be entered into. (See Note 15).

h.Bank loans - On June 29, 2020, in Mexico, the Company obtained BBVA Bancomer's approval for a Ps.1,500,000 credit line, over a term of eighteen months as from that date, which has not been used as of yet. On April 1, 2020, Aerostar drew down a line of revolving credit with Banco Popular de Puerto Rico for USD10,000 (approximately Ps.239,200) and on December 30, 2020 another revolving loan was approved, with Banco Popular de Puerto Rico, for USD20,000 (approximately Ps.399,010) with a term of three years, and which has not been drawn down of as of the date of these consolidated financial statements. Additionally, on September 11, 2020 Airplan obtained a loan amounting to COP11,612,000 (approximately Ps.67,041), which is due in one year. (See Note 10).

i.The General Meeting of Stockholders held on April 23, 2020, decided to delegate the power to decree and pay ordinary dividends to the Board of Directors (See Note 12).

j.Airplan did not comply with its financial commitments related to debt coverage on September 30, 2020 and December 31, 2020. Before December 31, 2020, the Company was granted waivers of its financial obligations related to debt coverage in the relevant syndicated loan agreement as from the measurement date of the third quarter of 2020 until the first quarter of 2021. In 2021, all the members of the syndicated loan, agreement granted waivers to the Company until the first quarter of 2022. This situation did not bring about liquidity or going-concern problems according to the Company´s evaluation. (Notes 10, 18.2 and 18.4).

k.Income - In line with the drop in passenger traffic, consolidated incomes, excluding income from construction services, of decreased by 42.5% in 2020 compared to the prior fiscal year ended December 31, 2019. Consolidated aeronautical income fell 43.6% year-on-year while non-aeronautical income fell 40.6% year-on-year. (See Note 3).

l.Operating costs and expenses - The Company implemented initiatives to reduce costs in its three operating countries. Most of the Company's cost structure is fixed, except for concession fees and the technical assistance fee in Mexico, which are all variable costs. No significant impact is expected from these cost reduction measures. (See Note 4).

m.Aerostar received a grant offer of USD33,417 (approximately Ps.717,590) from the FAA under the Coronavirus Aid, Relief, and Economic Security (CARES) Act passed by the United States Government. During 2020, Aerostar received USD17,125 (approximately Ps.367,752) of the grant. (See Note 4).